Land Use Rights, Net (Tables) - Land use rights	12 Months Ended
Dec. 31, 2017
Land Use Rights, Net
Summary of land use rights

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Land use rights at cost	144,726,756	144,726,756	22,149,116
Accumulated amortization	(14,266,551)	(17,099,127)	(2,616,866)

Total land use rights, net	130,460,205	127,627,629	19,532,250

Schedule of future amortization of land use rights
Years Ending December 31,	(RMB) Amount
2018	2,832,576
2019	2,832,576
2020	2,832,576
2021	2,832,576
2022	2,832,576
Thereafter	113,464,749

Total	127,627,629